Financial Instruments - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Financial Instruments Not Carried at Fair Value

The carrying value of financial instruments not carried at fair value by categories are as below:

	December 31, 2024	March 31, 2024
As at Financial assets	Carrying value	Carrying value
Cash and cash equivalents	$4,397,373	$1,496,144
Accounts receivable	97,128	194,197
Short term investments	-	298,495
Receivable from government authorities	476,037	445,828
Long term investments	25,295	91,947
Other financial assets	966,027	770,941
Total assets	$5,961,860	$3,297,552
Financial liabilities
Accounts payable	$20,791,914	$14,431,587
Debt	2,973,192	5,049,483
Other financial liabilities	1,315,048	1,232,930
Total liabilities	$25,080,154	$20,714,000

The carrying value of financial instruments not carried at fair value by categories are as below:

	March 31, 2024	March 31, 2023
As at	Carrying value	Carrying value
Financial assets
Cash and cash equivalents	$1,794,639	$3,686,741
Accounts receivable	194,197	255,175
Receivable from government authorities	445,828	4,211,143
Long term investments	91,947	254,032
Other financial assets	770,941	1,381,926
Total assets	3,297,552	9,789,017
Financial liabilities
Accounts payable	$14,431,587	$6,547,978
Debt	5,049,483	5,509,948
Other financial liabilities	1,232,930	1,349,393
Total liabilities	20,714,000	13,407,319

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$527,784	$-	$527,784	$-
Liabilities:
Atalaya Note	$7,017,543	$-	$-	$7,017,543
Derivative financial instruments	$7,950,503	$-	$-	$7,950,503

	March 31, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$629,908	$-	$629,908	$-
Liabilities:
Atalaya Note	$10,067,601	$-	$-	$10,067,601

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	March 31, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$629,908	$-	$629,908	$-
Liabilities:
Atalaya Note	10,067,601	-	-	10,067,601

	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$-	$923,176	$-
Liabilities:
Preferred stock warrant liability	$1,190,691	$-	$-	$1,190,691
Notes	10,944,727	-	-	10,944,727
SSCPN	17,422,132	-	-	17,422,132
Derivative financial instrument	14,373,856	-	-	14,373,856

Schedule of Changes in the Fair Value

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Notes	SSCPN	Unsecured Convertible Note (‘Atalaya Note’)	Derivative financial instruments
Balance as of April 1, 2023	$1,190,691	$10,944,727	$17,422,132	$-	$14,373,856
Issue of SSCPN and warrants	-	-	8,655,330	-	-
Change in fair value of convertible preferred stock warrant	(245,143)	-	-	-	-
Change in fair value of SSCPN	-	-	10,519,247	-	-
Change in fair value of Notes	-	420,022	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	9,222,809
Balance as of June 30, 2023	$945,548	$11,364,749	$36,596,709	$-	$23,596,665
Issue of SSCPN and warrants	-	-	4,519,696	-	-
Change in fair value of convertible preferred stock warrant	(175,102)	-	-	-	-
Change in fair value of Notes	-	575,434	-	-	-
Change in fair value of SSCPN	-	-	6,141,965	-	-
Change in fair value of derivative financial instrument	-	-	-	-	813,566
Balance as of September 30, 2023	$770,446	$11,940,183	$47,258,370	$-	$24,410,231
Issue of unsecured convertible note at discount	-	-	-	8,434,605	-
Issue of senior subordinated convertible promissory note and warrants	-	-	(20,110,058)	-	-
Change in fair value of convertible preferred stock warrant	5,704,739	-	-	-	-
Change in fair value of convertible promissory note	-	(7,986,326)	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	(6,571,082)
Cost of issuance of Warrants	-	-	-	-	-
Conversion to Common Stock	-	(3,953,857)	(27,148,312)	-	-
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)	-	-	-	(17,839,149)
Fair valuation of Company warrants	-	-	-	-	-
Discount on issue of unsecured convertible note	-	-	-	-	-
Change in fair value of unsecured convertible note	-	-	-	1,732,589	-
Balance as of December 31, 2023	$-	$-	$-	$10,167,194	$-

Balance as of April 1, 2024	$-	$-	$-	$10,067,601	$-
Shares issued to Atalaya Note holders	-	-	-	(2,324,696)	-
Change in fair value of unsecured convertible note	-	-	-	(1,360,238)	-
Balance as of June 30, 2024	$-	$-	$-	$6,382,667	$-
Shares issued to Atalaya Note holders				-
Change in fair value of unsecured convertible note				390,218
Balance as of September 30, 2024	$-	$-	$-	$6,772,885	$-
Shares issued to Atalaya Note holders	-	-	-	-	-
Change in fair value of unsecured convertible note	-	-	-	244,658	-
Issue of derivative financial instruments	-	-	-	-	13,422,022
Change in fair value of derivative financial instruments	-	-	-	-	(5,471,519)
Balance as of December 31, 2024	$-	$-	$-	$7,017,543	$7,950,503

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Notes	SSCPN	Unsecured Convertible Note (‘Atalaya Note’)	Derivative financial instrument (‘Warrants’) (Refer Note 18)
Balance as of April 01, 2022	$1,610,938	$-	$-	$-	$-
Issue of Notes	$-	$10,000,000	$-	-	$-
Issue of SSCPN and warrants	-	-	8,109,954	-	-
Change in fair value of convertible preferred stock warrant	(420,247)	-	-	-	-
Change in fair value of Notes	-	944,727	-	-	-
Change in fair value of SSCPN	-	-	9,312,177	-	-
Change in fair value of derivative financial instrument	-	-	-	-	14,373,856
Balance as of March 31, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856

Balance as of April 1, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856
Issue of unsecured convertible note at discount	-	-	-	8,434,605	-
Issue of SSCPN and warrants	-	-	13,175,026	-	-
Change in fair value of convertible preferred stock warrant	5,284,494	-	-	-	-
Change in fair value of SSCPN			(3,448,845)
Change in fair value of Notes	-	(6,990,870)	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	3,465,293
Conversion to Common Stock	-	(3,953,857)	(27,148,313)	-	-
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)	-	-	-	(17,839,149)
Change in fair value of unsecured convertible note	-	-	-	1,632,996	-
Balance as of March 31, 2024	-	-	-	10,067,601	-

Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Model Valuation of Derivative Assumption

The Company used the following assumptions for the valuation of warrant liability and derivative financial instrument in the model:

	December 28, 2023	March 31, 2023
Remaining term (years)	5.0	5.2
Volatility[1]	55%	53%
Risk-free rate[2]	3.80%	3.60%
Estimated exercise price	$3.0	$0.23-5
Fair value per share	$3.7	$10.7

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.

2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

Unsecured Convertible Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Model Valuation of Derivative Assumption

The Company used the following assumptions for the valuation of Atalaya Note as on December 31, 2024 in the model of Valuation of:

Atalaya Note
Remaining term (years)	0.25
Rate of interest	8.00%
Penal rate of interest	8.00%
Cost of Debt*	14.60%

*	Cost of debt for commensurate term is considered as discount rate for cash payment.

The Company used the following assumptions for the valuation of Atalaya Note as on March 31, 2024 in the model of Valuation of:

Atalaya Note
Remaining term (years)	4.75
Volatility[1]	80%
Risk-free rate[2]	4.90%
Conversion Price[3] (after Reverse Stock Split)	$1,000.00
Fair Value per Share[4] (after Reverse Stock Split)	$60.00

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.

2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

3.	Conversion Price prior to Reverse Stock Split was $10

4.	Fair Value per share prior to Reverse Stock Split was $0.6